Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net [Abstract]
Schedule of intangible assets
	Weighted average amortization period	December 31,
	Years	2017	2018
Original amount:
Acquired technology	8.14	$1,566	$1,566
Customer relationships	5	2,614	2,614
Non-competition agreement	4	265	265

		$4,445	$4,445
Accumulated amortization:
Acquired technology		866	966
Customer relationships		1,404	2,302
Non-competition agreement		99	166

		2,369	3,434

Intangible assets, net		$2,076	$1,011

Summary of future amortization expenses
December 31,

2019	$432
2020	136
2021	143
2022	100
2023 and thereafter	200

$1,011